Sanford C. Bernstein Fund II, Inc.

Schedule of Investments

Intermediate Duration Institutional Portfolio

June 30, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 35.7%
United States – 35.7%
U.S. Treasury Bonds 1.25%, 05/15/2050(a)	U.S.$	4,577	$2,284,409
1.875%, 02/15/2051		876	515,296
2.00%, 08/15/2051		9,349	5,654,926
2.25%, 08/15/2046		681	456,404
2.25%, 08/15/2049		15,570	10,127,798
2.25%, 02/15/2052		1,672	1,071,978
2.375%, 11/15/2049		4,905	3,277,153
2.50%, 02/15/2046		932	659,972
2.50%, 05/15/2046		5,327	3,762,264
2.875%, 08/15/2045		51	39,209
2.875%, 11/15/2046		387	291,943
2.875%, 05/15/2052		2,950	2,176,012
3.00%, 11/15/2044		200	156,702
3.00%, 05/15/2045		129	100,330
3.00%, 11/15/2045		363	282,636
3.00%, 05/15/2047(b)		1,447	1,112,833
3.00%, 02/15/2048		5,490	4,200,708
3.125%, 08/15/2044		50	40,125
3.25%, 05/15/2042		1,539	1,285,713
3.375%, 08/15/2042		6,591	5,590,331
3.375%, 05/15/2044		646	540,085
3.50%, 02/15/2039		8,105	7,313,496
3.625%, 08/15/2043		1,943	1,695,313
3.625%, 02/15/2044		38	33,048
3.625%, 02/15/2053		2,798	2,395,265
3.625%, 05/15/2053		4,008	3,432,048
3.75%, 11/15/2043		295	261,813
3.875%, 02/15/2043		3,999	3,628,820
3.875%, 05/15/2043		999	905,006
4.00%, 11/15/2042		5,931	5,488,585
4.125%, 08/15/2053		3,432	3,216,053
4.25%, 02/15/2054		5,131	4,916,427
4.375%, 02/15/2038		899	899,543
4.375%, 11/15/2039		10,740	10,656,094
4.375%, 08/15/2043		7,123	6,904,761
4.50%, 02/15/2036		1,074	1,095,276
4.50%, 02/15/2044		5,053	4,978,390
4.75%, 02/15/2037		1,525	1,586,000
4.75%, 11/15/2043		7,167	7,292,728
4.75%, 11/15/2053		4,499	4,679,351
U.S. Treasury Notes 2.625%, 02/15/2029(a)		7,284	6,756,188
3.50%, 04/30/2028(a)		8,269	8,001,066
3.75%, 12/31/2028		18,838	18,369,798
3.875%, 11/30/2027		14,732	14,455,382
3.875%, 12/31/2027		7,359	7,220,921
4.00%, 02/29/2028(a)		3,062	3,016,450
4.00%, 02/15/2034		3,119	3,035,469
4.125%, 09/30/2027		4,748	4,695,970
4.125%, 10/31/2027		3,016	2,983,210
4.125%, 03/31/2029		13,414	13,288,541
4.25%, 02/28/2029		16,977	16,913,535
4.375%, 11/30/2028		6,169	6,171,692
4.50%, 11/15/2033		13,172	13,322,041

	Principal Amount (000)		U.S. $ Value

4.625%, 09/30/2028	U.S.$	8,685	$8,763,203
4.875%, 05/31/2026		5,476	5,487,023
4.875%, 10/31/2028		15,016	15,307,241

Total Governments - Treasuries (cost $290,164,693)			262,792,574

CORPORATES - INVESTMENT GRADE – 21.4%
Industrial – 10.4%
Basic – 0.6%
Freeport Indonesia PT 4.763%, 04/14/2027(c)		324	317,151
Glencore Funding LLC 5.338%, 04/04/2027(c)		1,418	1,415,462
6.50%, 10/06/2033(c)		390	407,398
Nexa Resources SA 6.75%, 04/09/2034(c)		441	445,233
WRKCo, Inc. 4.00%, 03/15/2028		1,732	1,657,870

			4,243,114

Capital Goods – 0.6%
Boeing Co. (The) 3.25%, 02/01/2028		232	212,465
3.625%, 02/01/2031		280	245,045
5.15%, 05/01/2030		248	238,095
6.298%, 05/01/2029(c)		392	397,500
6.528%, 05/01/2034(c)		563	576,371
CNH Industrial Capital LLC 3.95%, 05/23/2025		1,191	1,173,302
Regal Rexnord Corp. 6.05%, 02/15/2026		1,381	1,387,076
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		270	263,358

			4,493,212

Communications - Media – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		537	459,345
5.125%, 07/01/2049		467	359,333
6.10%, 06/01/2029		999	1,002,666
Discovery Communications LLC 5.20%, 09/20/2047		509	395,157
Prosus NV 3.061%, 07/13/2031(c)		1,862	1,543,133
3.257%, 01/19/2027(c)		489	456,506
3.68%, 01/21/2030(c)		220	195,181
Tencent Holdings Ltd. 3.24%, 06/03/2050 (c)		1,022	665,659
Time Warner Cable LLC 4.50%, 09/15/2042		505	370,448
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		1,826	1,593,331

			7,040,759

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.2%
AT&T, Inc. 4.50%, 05/15/2035	U.S.$	408	$375,674
5.40%, 02/15/2034		574	574,017
T-Mobile USA, Inc. 3.875%, 04/15/2030		352	329,075

			1,278,766

Consumer Cyclical - Automotive – 1.2%
Cummins, Inc. 5.15%, 02/20/2034		1,807	1,809,548
Ford Motor Co. 3.25%, 02/12/2032		1,299	1,074,767
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		215	201,977
6.125%, 03/08/2034		526	521,113
General Motors Co. 6.125%, 10/01/2025		278	279,415
General Motors Financial Co., Inc. 5.75%, 02/08/2031		1,837	1,841,721
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(c)		1,664	1,561,015
5.95%, 06/11/2029(c)		131	130,531
Hyundai Capital America 5.25%, 01/08/2027(c)		443	441,122
5.30%, 03/19/2027(c)		513	511,810
6.10%, 09/21/2028(c)		871	894,142

			9,267,161

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 6.05%, 05/14/2034		450	449,158

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		1,133	1,035,596
Marriott International, Inc./MD 4.90%, 04/15/2029		1,017	1,006,179
5.30%, 05/15/2034		335	328,772
MDC Holdings, Inc. 6.00%, 01/15/2043		968	1,017,610

			3,388,157

Consumer Cyclical - Restaurants – 0.2%
Starbucks Corp. 4.85%, 02/08/2027		1,837	1,827,521

Consumer Cyclical - Retailers – 0.3%
Ross Stores, Inc. 4.70%, 04/15/2027		1,925	1,898,724
Tapestry, Inc. 7.70%, 11/27/2030		38	39,669

			1,938,393

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 2.1%
Altria Group, Inc. 3.40%, 05/06/2030	U.S.$	1,745	$1,577,724
BAT Capital Corp. 2.259%, 03/25/2028		2,084	1,866,868
Bayer US Finance LLC 6.125%, 11/21/2026(c)		340	343,546
Cargill, Inc. 5.125%, 10/11/2032(c)		835	833,305
Cencosud SA 5.95%, 05/28/2031(c)		363	364,475
CVS Health Corp. 5.70%, 06/01/2034		1,305	1,301,307
General Mills, Inc. 4.70%, 01/30/2027		496	489,894
Imperial Brands Finance PLC 5.875%, 07/01/2034(c)		1,460	1,431,472
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034(c)		784	829,268
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,480	1,050,474
Philip Morris International, Inc. 4.875%, 02/13/2026		1,753	1,739,923
5.375%, 02/15/2033		1,688	1,676,623
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		1,317	1,398,944
Tyson Foods, Inc. 5.70%, 03/15/2034		600	597,306

			15,501,129

Energy – 1.6%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,384	879,629
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		1,630	1,317,268
5.75%, 01/15/2031(c)		718	706,088
Energy Transfer LP 5.60%, 09/01/2034		1,831	1,816,187
Marathon Oil Corp. 6.80%, 03/15/2032		1,800	1,958,382
ONEOK, Inc. 6.05%, 09/01/2033		707	728,076
Ovintiv, Inc. 6.50%, 02/01/2038		148	151,938
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		1,842	1,824,685
Var Energi ASA 7.50%, 01/15/2028(c)		1,132	1,189,676
8.00%, 11/15/2032(c)		1,108	1,236,417

			11,808,346

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.1%
LKQ Corp. 6.25%, 06/15/2033	U.S.$	524	$538,567

Services – 0.3%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		1,255	1,036,040
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	789	890,584
Expedia Group, Inc. 6.25%, 05/01/2025(c)	U.S.$	49	49,126

			1,975,750

Technology – 0.9%
Apple, Inc. 4.10%, 08/08/2062		1,148	928,548
Entegris, Inc. 4.75%, 04/15/2029(c)		1,270	1,213,320
Fiserv, Inc. 3.50%, 07/01/2029		2,539	2,347,966
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,241	1,357,225
Infor, Inc. 1.75%, 07/15/2025(c)	U.S.$	649	621,814
Western Digital Corp. 2.85%, 02/01/2029		369	319,757

			6,788,630

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)		409	404,617

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		221	201,755
5.875%, 07/05/2034(c)		356	351,308

			553,063

Transportation - Services – 0.7%
ENA Master Trust 4.00%, 05/19/2048(c)		380	266,831
ERAC USA Finance LLC 4.60%, 05/01/2028(c)		517	509,033
4.90%, 05/01/2033(c)		1,218	1,185,224
Ryder System, Inc. 5.375%, 03/15/2029		1,458	1,463,890

	Principal Amount (000)		U.S. $ Value

TTX Co. 5.50%, 09/25/2026(c)	U.S.$	1,677	$1,679,147

			5,104,125

			76,600,468

Financial Institutions – 9.7%
Banking – 7.6%
AIB Group PLC 7.583%, 10/14/2026(c)		1,682	1,718,600
Ally Financial, Inc. 6.992%, 06/13/2029		976	1,013,556
American Express Co. 5.098%, 02/16/2028		1,827	1,819,107
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		400	401,392
7.883%, 11/15/2034		200	218,028
Banco de Credito del Peru SA 3.125%, 07/01/2030(c)		1,447	1,396,355
Banco Santander SA 3.80%, 02/23/2028		200	188,532
4.175%, 03/24/2028		800	770,896
6.921%, 08/08/2033		800	836,192
9.625%, 05/21/2033(d)		800	889,232
Bank of America Corp. 2.687%, 04/22/2032		423	357,693
2.972%, 02/04/2033		2,171	1,837,882
Bank of Ireland Group PLC 5.601%, 03/20/2030(c)		365	362,934
6.253%, 09/16/2026(c)		571	573,592
Barclays PLC 5.674%, 03/12/2028		351	351,474
6.224%, 05/09/2034		740	758,448
BNP Paribas SA 2.591%, 01/20/2028(c)		751	697,762
4.625%, 02/25/2031(c) (d)		388	310,908
5.497%, 05/20/2030(c)		1,133	1,128,649
7.375%, 08/19/2025(c) (d)		385	384,265
BPCE SA 6.508%, 01/18/2035(c)		1,793	1,797,447
CaixaBank SA 6.037%, 06/15/2035(c)		843	845,807
6.684%, 09/13/2027(c)		994	1,012,230
Capital One Financial Corp. 5.468%, 02/01/2029		416	414,265
6.377%, 06/08/2034		1,163	1,194,215
Citigroup, Inc. 2.561%, 05/01/2032		2,612	2,176,553
Series W 4.00%, 12/10/2025(d)		788	755,763
Series Y 4.15%, 11/15/2026(d)		139	129,823
Credit Agricole SA 6.251%, 01/10/2035(c)		1,441	1,450,122

	Principal Amount (000)		U.S. $ Value

Deutsche Bank AG/New York NY 2.129%, 11/24/2026	U.S.$	958	$909,228
3.961%, 11/26/2025		385	381,712
6.119%, 07/14/2026		764	764,932
7.146%, 07/13/2027		323	330,839
Discover Bank Series B 5.974%, 08/09/2028		386	384,919
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		2,019	1,697,151
2.65%, 10/21/2032		142	118,091
Series P 8.461% (CME Term SOFR 3 Month + 3.14%), 07/29/2024(d) (e)		193	193,415
Series V 4.125%, 11/10/2026(d)		764	714,860
HSBC Holdings PLC 2.804%, 05/24/2032		581	486,518
2.848%, 06/04/2031		1,675	1,446,597
7.399%, 11/13/2034		652	707,277
8.113%, 11/03/2033		1,427	1,613,081
Intesa Sanpaolo SpA 7.20%, 11/28/2033(c)		919	985,186
JPMorgan Chase & Co. 2.963%, 01/25/2033		2,609	2,224,068
Lloyds Banking Group PLC 4.976%, 08/11/2033		420	401,184
5.462%, 01/05/2028		216	215,592
7.953%, 11/15/2033		461	517,749
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		550	549,263
Morgan Stanley 0.406%, 10/29/2027	EUR	796	791,499
Morgan Stanley Bank NA Series B 5.504%, 05/26/2028	U.S.$	1,013	1,019,990
Nationwide Building Society 2.972%, 02/16/2028(c)		1,238	1,159,981
NatWest Group PLC 3.032%, 11/28/2035		378	316,598
8.125%, 11/10/2033(d)		352	356,425
PNC Financial Services Group, Inc. (The) Series R 8.648% (CME Term SOFR 3 Month + 3.30%), 09/01/2024(d) (e)		280	281,148
Santander Holdings USA, Inc. 6.174%, 01/09/2030		278	280,380
6.499%, 03/09/2029		107	108,923
6.565%, 06/12/2029		8	8,188
Societe Generale SA 2.797%, 01/19/2028(c)		1,389	1,281,783
5.519%, 01/19/2028(c)		502	496,277
Standard Chartered PLC 3.971%, 03/30/2026(c)		885	872,247
6.187%, 07/06/2027(c)		407	410,504
7.101% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		400	378,644

	Principal Amount (000)		U.S. $ Value

Swedbank AB Series NC5 5.625%, 09/17/2024(c) (d)	U.S.$	600	$597,012
UBS Group AG 3.091%, 05/14/2032(c)		1,265	1,079,526
4.194%, 04/01/2031(c)		549	512,113
6.373%, 07/15/2026(c)		1,346	1,352,811
7.00%, 02/19/2025(c) (d)		200	199,500
9.25%, 11/13/2028(c) (d)		316	339,368
9.25%, 11/13/2033(c) (d)		253	283,322
UniCredit SpA 2.569%, 09/22/2026(c)		459	440,429
Wells Fargo & Co. 3.35%, 03/02/2033		2,456	2,132,054
5.499%, 01/23/2035		192	191,537
Series BB 3.90%, 03/15/2026(d)		635	608,063

			55,931,706

Brokerage – 0.3%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(d)		1,949	1,824,654

Finance – 0.4%
Aircastle Ltd. 5.95%, 02/15/2029(c)		310	309,718
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		1,131	1,064,282
1.95%, 09/20/2026(c)		390	359,358
3.50%, 11/01/2027(c)		268	250,813
4.125%, 08/01/2025(c)		10	9,816
4.875%, 10/01/2025(c)		350	345,335
5.50%, 12/15/2024(c)		680	678,184
6.375%, 07/15/2030(c)		62	64,097

			3,081,603

Insurance – 0.9%
Athene Global Funding 5.62%, 05/08/2026(c)		2,182	2,183,440
Humana, Inc. 5.375%, 04/15/2031		511	508,195
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(c)		11	7,396
MetLife Capital Trust IV 7.875%, 12/15/2037(c)		970	1,040,956
MetLife, Inc. 10.75%, 08/01/2039		25	33,316
Principal Life Global Funding II 5.10%, 01/25/2029(c)		1,265	1,257,448

	Principal Amount (000)		U.S. $ Value

Prudential Financial, Inc. 5.375%, 05/15/2045	U.S.$	139	$137,579
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(c)		600	577,386
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(c)		1,200	1,183,188

			6,928,904

REITs – 0.5%
American Tower Corp. 3.65%, 03/15/2027		466	446,255
5.20%, 02/15/2029		626	623,665
5.25%, 07/15/2028		462	461,275
Crown Castle, Inc. 5.60%, 06/01/2029		380	383,257
5.80%, 03/01/2034		403	407,014
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		1,036	869,442
4.00%, 01/15/2031		364	326,435
Trust Fibra Uno 5.25%, 01/30/2026(c)		451	438,228

			3,955,571

			71,722,438

Utility – 1.3%
Electric – 1.2%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		470	407,036
Alexander Funding Trust II 7.467%, 07/31/2028(c)		406	429,175
American Electric Power Co., Inc. 6.95%, 12/15/2054		681	678,542
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		920	708,225
Electricite de France SA 9.125%, 03/15/2033(c) (d)		366	398,497
Enel Finance International NV 5.50%, 06/26/2034(c)		1,836	1,788,741
Engie Energia Chile SA 3.40%, 01/28/2030(c)		981	856,229
6.375%, 04/17/2034(c)		200	202,750
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		234	234,573
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(c)		652	633,007
NRG Energy, Inc. 7.00%, 03/15/2033(c)		1,304	1,375,159
Pacific Gas and Electric Co. 5.55%, 05/15/2029		340	340,745
Vistra Operations Co., LLC 6.95%, 10/15/2033(c)		726	775,085

			8,827,764

	Principal Amount (000)			U.S. $ Value

Other Utility – 0.1%
American Water Capital Corp. 2.30%, 06/01/2031	U.S.$	438		$362,546

				9,190,310

Total Corporates - Investment Grade (cost $162,146,360)				157,513,216

MORTGAGE PASS-THROUGHS – 20.9%
Agency Fixed Rate 30-Year – 20.5%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		400		359,183
3.50%, 11/01/2049		527		472,981
Series 2020 3.50%, 01/01/2050		1,193		1,074,254
Series 2022 2.00%, 03/01/2052		5,780		4,571,054
2.50%, 04/01/2052		6,800		5,622,355
3.00%, 03/01/2052		3,724		3,209,495
3.00%, 05/01/2052		4,248		3,618,916
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		15		14,995
Series 2007 5.50%, 07/01/2035		101		102,525
Series 2016 4.00%, 02/01/2046		877		832,692
Series 2017 4.00%, 07/01/2044		575		545,667
Series 2018 4.50%, 03/01/2048		270		259,760
4.50%, 10/01/2048		546		524,918
4.50%, 11/01/2048		816		785,501
5.00%, 11/01/2048		328		324,293
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		85		86,186
5.50%, 07/01/2033		161		162,598
Series 2004 5.50%, 02/01/2034		2		1,757
5.50%, 04/01/2034		40		40,717
5.50%, 05/01/2034		33		33,742
5.50%, 11/01/2034		155		157,618
Series 2005 5.50%, 02/01/2035		241		245,001
Series 2006 5.50%, 04/01/2036		48		48,784
Series 2007 5.50%, 05/01/2036		2		2,375
5.50%, 09/01/2036		1		1,376
5.50%, 08/01/2037		59		60,325
Series 2008 5.50%, 08/01/2037		0	**	324

	Principal Amount (000)		U.S. $ Value

Series 2009 5.00%, 12/01/2039	U.S.$	9	$9,417
Series 2010 4.00%, 12/01/2040		357	339,072
5.00%, 06/01/2040		8	7,913
Series 2012 3.50%, 02/01/2042		306	281,754
3.50%, 11/01/2042		3,250	2,993,274
3.50%, 01/01/2043		542	498,631
Series 2013 3.50%, 04/01/2043		1,909	1,754,592
4.00%, 10/01/2043		1,222	1,154,197
Series 2015 3.00%, 05/01/2045		458	401,905
3.00%, 08/01/2045		680	597,248
Series 2018 4.50%, 09/01/2048		1,125	1,080,750
Series 2019 3.50%, 08/01/2049		1,566	1,407,738
3.50%, 09/01/2049		555	499,164
3.50%, 11/01/2049		1,138	1,021,527
Series 2020 3.50%, 01/01/2050		1,118	1,004,784
Series 2021 2.00%, 07/01/2051		6,195	4,862,179
2.00%, 12/01/2051		9,002	7,057,316
2.50%, 01/01/2052		1,881	1,555,794
Series 2022 2.50%, 03/01/2052		4,165	3,444,004
2.50%, 04/01/2052		4,360	3,601,477
2.50%, 05/01/2052		5,771	4,768,018
3.00%, 02/01/2052		4,571	3,939,589
3.00%, 03/01/2052		5,864	5,053,258
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		148	131,115
3.00%, 05/20/2046		427	377,139
Series 2023 5.50%, 04/20/2053		3,783	3,754,150
Series 2024 3.00%, 07/15/2054, TBA		3,514	3,064,192
4.00%, 07/15/2054, TBA		3,275	3,026,527
4.50%, 07/15/2054, TBA		9,719	9,238,599
5.00%, 07/15/2054, TBA		12,561	12,229,652
5.50%, 07/15/2054, TBA		5,036	4,996,024
Uniform Mortgage-Backed Security Series 2024 2.00%, 07/15/2054, TBA		9,870	7,719,516
2.50%, 07/15/2054, TBA		9,801	8,004,973
5.50%, 07/15/2054, TBA		12,315	12,146,149
6.00%, 07/15/2054, TBA		10,459	10,488,906
6.50%, 07/15/2054, TBA		5,112	5,202,317

			150,872,252

	Principal Amount (000)			U.S. $ Value

Agency Fixed Rate 15-Year – 0.4%
Federal National Mortgage Association Series 2016 2.50%, 10/01/2031	U.S.$	34		$32,351
2.50%, 11/01/2031		1,835		1,721,108
2.50%, 12/01/2031		10		9,058
Series 2017 2.50%, 01/01/2032		564		528,852
2.50%, 02/01/2032		520		485,383

				2,776,752

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2005 5.50%, 03/01/2025		4		3,493

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.596% (RFUCCT1Y + 2.18%), 12/01/2036(e)		0	**	116
Series 2007 6.60% (RFUCCT1Y + 2.10%), 03/01/2037(e)		0	**	324
Federal National Mortgage Association Series 2007 5.835% (RFUCCT1Y + 1.46%), 02/01/2037(e)		1		924
6.508% (RFUCCT1Y + 1.80%), 03/01/2037(e)		0	**	307

				1,671

Total Mortgage Pass-Throughs (cost $162,498,739)				153,654,168

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.1%
Risk Share Floating Rate – 5.6%
Bellemeade Re Ltd. Series 2021-3A, Class A2 6.335% (CME Term SOFR + 1.00%), 09/25/2031(c) (e)		1,894		1,893,912
Series 2022-1, Class M1B 7.485% (CME Term SOFR + 2.15%), 01/26/2032(c) (e)		1,000		1,007,163
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M1 6.185% (CME Term SOFR + 0.85%), 12/25/2041(c) (e)		962		961,624
Series 2022-R01, Class 1M2 7.235% (CME Term SOFR + 1.90%), 12/25/2041(c) (e)		2,306		2,333,156
Series 2022-R02, Class 2M1 6.535% (CME Term SOFR + 1.20%), 01/25/2042(c) (e)		924		924,708
Series 2022-R03, Class 1M2 8.835% (CME Term SOFR + 3.50%), 03/25/2042(c) (e)		1,545		1,625,707
Series 2022-R05, Class 2M2 8.335% (CME Term SOFR + 3.00%), 04/25/2042(c) (e)		1,206		1,249,087

	Principal Amount (000)		U.S. $ Value

Series 2022-R06, Class 1M1 8.085% (CME Term SOFR + 2.75%), 05/25/2042(c) (e)	U.S.$	1,059	$1,088,677
Series 2022-R07, Class 1M1 8.285% (CME Term SOFR + 2.95%), 06/25/2042(c) (e)		1,460	1,509,041
Series 2023-R02, Class 1M1 7.635% (CME Term SOFR + 2.30%), 01/25/2043(c) (e)		662	678,666
Series 2023-R03, Class 2M1 7.835% (CME Term SOFR + 2.50%), 04/25/2043(c) (e)		917	938,650
Series 2023-R04, Class 1M1 7.635% (CME Term SOFR + 2.30%), 05/25/2043(c) (e)		1,301	1,336,858
Series 2023-R06, Class 1M1 7.035% (CME Term SOFR + 1.70%), 07/25/2043(c) (e)		1,169	1,180,157
Series 2024-R02, Class 1M1 6.435% (CME Term SOFR + 1.10%), 02/25/2044(c) (e)		658	657,873
Eagle Re Ltd. Series 2021-2, Class M1B 7.385% (CME Term SOFR + 2.05%), 04/25/2034(c) (e)		290	291,167
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.75% (CME Term SOFR + 3.41%), 10/25/2027(e)		64	64,683
Series 2021-DNA5, Class M2 6.985% (CME Term SOFR + 1.65%), 01/25/2034(c) (e)		401	403,124
Series 2021-DNA6, Class M2 6.835% (CME Term SOFR + 1.50%), 10/25/2041(c) (e)		2,513	2,525,781
Series 2021-DNA7, Class M2 7.135% (CME Term SOFR + 1.80%), 11/25/2041(c) (e)		2,412	2,436,322
Series 2021-HQA4, Class M2 7.685% (CME Term SOFR + 2.35%), 12/25/2041(c) (e)		1,530	1,548,860
Series 2022-DNA1, Class M1A 6.335% (CME Term SOFR + 1.00%), 01/25/2042(c) (e)		641	641,332
Series 2022-DNA1, Class M1B 7.185% (CME Term SOFR + 1.85%), 01/25/2042(c) (e)		1,223	1,236,968
Series 2022-DNA2, Class M1B 7.735% (CME Term SOFR + 2.40%), 02/25/2042(c) (e)		1,717	1,759,736
Series 2022-DNA3, Class M1B 8.235% (CME Term SOFR + 2.90%), 04/25/2042(c) (e)		711	739,252

	Principal Amount (000)		U.S. $ Value

Series 2022-DNA4, Class M1B 8.685% (CME Term SOFR + 3.35%), 05/25/2042(c) (e)	U.S.$	1,358	$1,425,485
Series 2022-DNA5, Class M1B 9.835% (CME Term SOFR + 4.50%), 06/25/2042(c) (e)		2,274	2,466,484
Series 2022-DNA7, Class M1A 7.835% (CME Term SOFR + 2.50%), 03/25/2052(c) (e)		1,275	1,297,686
Series 2022-HQA1, Class M1B 8.835% (CME Term SOFR + 3.50%), 03/25/2042(c) (e)		399	419,296
Series 2023-DNA1, Class M1A 7.435% (CME Term SOFR + 2.10%), 03/25/2043(c) (e)		773	786,953
Series 2023-DNA2, Class M1A 7.435% (CME Term SOFR + 2.10%), 04/25/2043(c) (e)		1,510	1,545,371
Series 2024-HQA1, Class M1 6.585% (CME Term SOFR + 1.25%), 03/25/2044(c) (e)		1,475	1,480,405
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 11.15% (CME Term SOFR + 5.81%), 04/25/2028(e)		91	96,095
Series 2021-R02, Class 2M2 7.335% (CME Term SOFR + 2.00%), 11/25/2041(c) (e)		1,071	1,078,706
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.70% (CME Term SOFR + 4.36%), 11/25/2024(c) (e)		38	40,037
Oaktown Re VII Ltd. Series 2021-2, Class M1A 6.935% (CME Term SOFR + 1.60%), 04/25/2034(c) (e)		602	602,151
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.21% (CME Term SOFR 1 Month + 3.86%), 05/30/2025(c) (e)		611	611,078
Series 2019-3R, Class A 9.149% (CME Term SOFR + 3.81%), 11/27/2031(c) (e)		48	48,470
Series 2020-1R, Class A 8.799% (CME Term SOFR + 3.46%), 02/25/2025(c) (e)		191	189,620
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.70% (CME Term SOFR + 5.36%), 11/25/2025(c) (e)		157	161,903
Series 2015-WF1, Class 2M2 10.95% (CME Term SOFR + 5.61%), 11/25/2025(c) (e)		38	40,053

			41,322,297

	Principal Amount (000)		U.S. $ Value

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 0.653% (5.99% - CME Term SOFR), 12/15/2044(e) (f)	U.S.$	1,120	$110,675
Series 4693, Class SL 0.703% (6.04% - CME Term SOFR), 06/15/2047(e) (f)		1,230	157,696
Series 4954, Class SL 0.60% (5.94% - CME Term SOFR), 02/25/2050(e) (f)		1,669	171,951
Series 4981, Class HS 0.65% (5.99% - CME Term SOFR), 06/25/2050(e) (f)		3,723	324,714
Federal National Mortgage Association REMICs Series 2016-106, Class ES 0.55% (5.89% - CME Term SOFR), 01/25/2047(e) (f)		1,110	124,791
Series 2017-73, Class SA 0.70% (6.04% - CME Term SOFR), 09/25/2047(e) (f)		1,483	181,669
Series 2017-97, Class LS 0.75% (6.09% - CME Term SOFR), 12/25/2047(e) (f)		1,117	139,462
Series 2017-97, Class SW 0.75% (6.09% - CME Term SOFR), 12/25/2047(e) (f)		1,022	119,600
Government National Mortgage Association Series 2017-134, Class SE 0.747% (6.09% - CME Term SOFR 1 Month), 09/20/2047(e) (f)		726	71,873
Series 2017-43, Class ST 0.647% (5.99% - CME Term SOFR 1 Month), 03/20/2047(e) (f)		1,439	164,006
Series 2017-65, Class ST 0.697% (6.04% - CME Term SOFR 1 Month), 04/20/2047(e) (f)		1,317	138,995

			1,705,432

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4973, Class BI 4.50%, 05/25/2050 (g)		4,324	987,706
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.676%, 05/28/2035		243	235,019

			1,222,725

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 5.84% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(e)	U.S.$	798	$252,515
HomeBanc Mortgage Trust Series 2005-1, Class A1 5.96% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(e)		119	90,067
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.56% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(c) (e)		171	170,708

			513,290

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		57	38,340
Series 2006-24CB, Class A16 5.75%, 08/25/2036		352	184,880
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		142	95,719
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		73	31,090

			350,029

Total Collateralized Mortgage Obligations (cost $44,492,225)			45,113,773

ASSET-BACKED SECURITIES – 5.7%
Other ABS - Fixed Rate – 2.8%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)		2,059	1,821,489
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(c)		4	3,788
Series 2021-Z2, Class A 1.17%, 11/16/2026(c)		59	57,747
Series 2022-X1, Class A 1.75%, 02/15/2027(c)		31	31,168
Series 2024-X1, Class A 6.27%, 05/15/2029(c)		966	967,025
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(c)		466	461,159
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(c)		67	66,189
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(c)		432	392,872

	Principal Amount (000)		U.S. $ Value

College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(c)	U.S.$	512	$450,894
Conn’s Receivables Funding LLC Series 2024-A, Class A 7.05%, 01/16/2029(c)		334	334,293
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(c)		186	181,439
Series 2023-1, Class A2 5.99%, 03/15/2032(c)		1,390	1,385,338
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(c)		935	844,338
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(c)		1,941	1,749,768
FREED ABS Trust Series 2021-2, Class C 1.94%, 06/19/2028(c)		168	167,526
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)		542	480,720
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		768	732,488
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		472	429,398
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(c)		456	421,817
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(c)		1,968	1,730,250
Series 2023-1A, Class A2 7.308%, 01/30/2053(c)		1,386	1,397,098
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(c)		620	513,371
Series 2021-CA, Class B 2.53%, 04/20/2062(c)		907	737,044
Series 2021-DA, Class B 2.90%, 04/20/2062(c)		798	664,394
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(c)		1,044	1,045,176
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(c)		819	819,381
Series 2024-3, Class A 6.258%, 10/15/2031(c)		1,170	1,170,434
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(c)		1,415	1,415,767

			20,472,371

	Principal Amount (000)		U.S. $ Value

Autos - Fixed Rate – 1.9%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(c)	U.S.$	797	$799,749
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(c)		282	281,926
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(c)		1,016	1,015,189
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		163	153,329
Series 2021-N4, Class D 2.30%, 09/11/2028		432	416,427
Series 2021-P4, Class D 2.61%, 09/11/2028		989	895,036
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(c)		1,217	1,184,338
Series 2022-A, Class C 2.17%, 04/16/2029(c)		1,165	1,148,506
Series 2024-C, Class A 5.88%, 02/15/2028(c)		855	854,949
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(c)		145	141,868
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(c)		597	596,224
Series 2023-2, Class A2 5.76%, 04/15/2027(c)		669	668,341
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(c)		1,390	1,289,747
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(c)		456	455,280
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(c)		43	43,101
Series 2023-1A, Class A2 5.68%, 10/15/2026(c)		400	400,146
Lendbuzz Securitization Trust Series 24-1A, Class A1 5.789%, 01/15/2025(c)		120	119,663

	Principal Amount (000)		U.S. $ Value

Prestige Auto Receivables Trust Series 2024-1A, Class A1 5.648%, 04/15/2025(c)	U.S.$	458	$458,182
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(c)		708	711,270
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(c)		354	352,370
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		832	832,664
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(c)		591	589,455
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(c)		765	765,524
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(c)		151	150,671

			14,323,955

Home Equity Loans - Floating Rate – 0.7%
Home Equity Asset Trust Series 2007-3, Class M1 5.983% (CME Term SOFR 1 Month + 0.64%), 08/25/2037(e)		4,590	5,034,599
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 6.06% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(e)		31	29,832

			5,064,431

Credit Cards - Fixed Rate – 0.3%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(c)		1,188	1,186,601
Mission Lane Credit Card Master Trust Series 2024-A, Class A1 6.20%, 08/15/2029(c)		811	810,194

			1,996,795

Total Asset-Backed Securities (cost $38,571,136)			41,857,552

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.7%
Non-Agency Floating Rate CMBS – 1.7%
AREIT Trust Series 2022-CRE6, Class A 6.583% (CME Term SOFR + 1.25%), 01/20/2037(c) (e)		2,505	2,484,516

	Principal Amount (000)		U.S. $ Value

BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.376% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(c) (e)	U.S.$	2,435	$2,428,133
BBCMS Mortgage Trust Series 2020-BID, Class A 7.584% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(c) (e)		1,998	1,996,341
BFLD Trust Series 2021-FPM, Class A 7.044% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(c) (e)		2,976	2,975,999
BX Commercial Mortgage Trust Series 2019-IMC, Class D 7.275% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(c) (e)		207	201,017
Series 2019-IMC, Class E 7.525% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(c) (e)		839	818,520
CLNY Trust Series 2019-IKPR, Class D 7.468% (CME Term SOFR 1 Month + 2.14%), 11/15/2038(c) (e)		744	705,078
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.335% (CME Term SOFR + 2.00%), 01/25/2051(c) (e)		149	148,571
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.908% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(c) (e)		566	526,662

			12,284,837

Non-Agency Fixed Rate CMBS – 1.0%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(c)		740	592,854
Commercial Mortgage Trust Series 2012-CR3, Class E 4.43%, 10/15/2045(c)		889	502,385
Series 2015-LC21, Class XA 0.754%, 07/10/2048(g)		1,856	6,483
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.296%, 08/10/2044(c)		28	13,077
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(h)		1,133	1,087,513
Series 2021-1, Class A2 2.435%, 08/15/2026(h)		1,801	1,722,114
Series 2021-1, Class AS 2.638%, 08/15/2026(h)		59	55,006

	Principal Amount (000)		U.S. $ Value

HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(h)	U.S.$	1,690	$1,669,476
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.248%, 08/15/2046(c)		472	339,015
Series 2014-C22, Class XA 0.826%, 09/15/2047(g)		2,642	142
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		147	56,329
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		184	179,422
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class D 3.25%, 12/15/2047(c)		603	491,975
Series 2015-C25, Class XA 1.176%, 10/15/2048(g)		1,812	12,885
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class C 4.537%, 11/15/2049		1,030	937,640

			7,666,316

Total Commercial Mortgage-Backed Securities (cost $21,192,779)			19,951,153

AGENCIES – 1.7%
Agency Debentures – 1.7%
Federal Home Loan Banks 4.00%, 06/30/2028		10,600	10,441,318
4.75%, 12/08/2028		1,785	1,802,422
Federal National Mortgage Association 6.25%, 05/15/2029		355	383,636
6.625%, 11/15/2030		260	290,599

Total Agencies (cost $13,128,071)			12,917,975

COLLATERALIZED LOAN OBLIGATIONS – 1.5%
CLO - Floating Rate – 1.5%
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 6.786% (CME Term SOFR 3 Month + 1.46%), 07/20/2034(c) (e)		1,472	1,473,477
Elevation CLO Ltd. Series 2020-11A, Class C 7.79% (CME Term SOFR 3 Month + 2.46%), 04/15/2033(c) (e)		1,080	1,050,919
Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.716% (CME Term SOFR 3 Month + 1.39%), 07/20/2034(c) (e)		1,500	1,502,241

	Principal Amount (000)		U.S. $ Value

Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 6.698% (CME Term SOFR 3 Month + 1.37%), 07/19/2034(c) (e)	U.S.$	1,130	$1,132,223
New Mountain CLO 3 Ltd. Series CLO-3A, Class D 8.936% (CME Term SOFR 3 Month + 3.61%), 10/20/2034(c) (e)		250	251,132
Pikes Peak CLO 8 Series 2021-8A, Class A 6.756% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(c) (e)		1,907	1,907,590
Regatta XX Funding Ltd. Series 2021-2A, Class A 6.75% (CME Term SOFR 3 Month + 1.42%), 10/15/2034(c) (e)		2,924	2,926,556
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 6.746% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(c) (e)		1,310	1,310,970

Total Collateralized Loan Obligations (cost $11,572,671)			11,555,108

INFLATION-LINKED SECURITIES – 1.3%
United States – 1.3%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $9,254,564)		10,232	9,398,984

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.7%
United States – 0.7%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		1,634	1,482,678
State of California Series 2010 7.625%, 03/01/2040		2,040	2,418,882
University of California Series 2021-B 3.071%, 05/15/2051		2,070	1,415,117

Total Local Governments - US Municipal Bonds (cost $5,807,688)			5,316,677

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.6%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(c)		1,136	1,033,050
CSN Resources SA 4.625%, 06/10/2031(c)		293	230,005
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		189	146,534

			1,409,589

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)	U.S.$	1,255	$1,113,028

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		730	683,280

Energy – 0.2%
Ecopetrol SA 8.625%, 01/19/2029		980	1,031,548
Oleoducto Central SA 4.00%, 07/14/2027(c)		248	229,896

			1,261,444

			4,467,341

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(c)		117	115,434

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(c)		431	418,846

			534,280

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (i) (j)		425	25,943

Total Emerging Markets – Corporate Bonds (cost $5,528,424)			5,027,564

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.6%
Communications - Media – 0.2%
DISH DBS Corp. 5.75%, 12/01/2028(c)		996	685,328
VZ Vendor Financing II BV 2.875%, 01/15/2029(c)	EUR	540	499,015

			1,184,343

Communications - Telecommunications – 0.0%
Altice France SA 3.375%, 01/15/2028(c)		259	192,829

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(c)	U.S.$	455	455,305
6.125%, 04/01/2032(c)		261	262,114

			717,419

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.0%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(c)	EUR	320	$322,080

Energy – 0.1%
Sunoco LP 7.00%, 05/01/2029(c)	U.S.$	293	300,399
7.25%, 05/01/2032(c)		400	413,548
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		67	62,752

			776,699

Other Industrial – 0.0%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		417	521

Services – 0.2%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(c)	EUR	540	564,896
Block, Inc. 6.50%, 05/15/2032(c)	U.S.$	580	587,865

			1,152,761

			4,346,652

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(c) (d)		648	641,954

Total Corporates - Non-Investment Grade (cost $5,918,575)			4,988,606

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(c)		1,473	1,514,428

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(c)		988	991,396

Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(c)		478	446,034

Total Quasi-Sovereigns (cost $2,974,211)			2,951,858

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(c) (cost $788,000)		788	706,737

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $694,322)	U.S.$	696	$548,448

		Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. Special Investment, Series 2, December 2021 - Class U-1(k) (l) (m)		359	121,875
Mt Logan Re Ltd. Special Investment, Series 2, December 2022 - Class U-1(k) (l) (m)		523	282,748

Total Common Stocks (cost $783,461)			404,623

		Principal Amount (000)

SHORT-TERM INVESTMENTS – 12.0%
U.S. Treasury Bills – 9.3%
U.S. Treasury Bill Zero Coupon, 08/06/2024	U.S.$	2,705	2,690,568
Zero Coupon, 08/15/2024		1,484	1,474,534
Zero Coupon, 09/05/2024		14,156	14,020,162
Zero Coupon, 09/12/2024		16,031	15,860,725
Zero Coupon, 10/22/2024		15,087	14,840,233
Zero Coupon, 10/29/2024		15,059	14,799,188
Zero Coupon, 11/21/2024		4,902	4,801,621

Total U.S. Treasury Bills (cost $68,490,187)			68,487,031

		Shares

Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(n) (o) (p) (cost $19,799,425)		19,799,425	19,799,425

Total Short-Term Investments (cost $88,289,612)			88,286,456

Total Investments – 111.8% (cost $863,805,531)(q)			822,985,472
Other assets less liabilities – (11.8)%			(87,089,019)

Net Assets – 100.0%			$735,896,453

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	84	September 2024	$9,536,625	$100,418
U.S. T-Note 2 Yr (CBT) Futures	129	September 2024	26,344,219	73,318
U.S. T-Note 5 Yr (CBT) Futures	665	September 2024	70,874,453	337,978
U.S. Ultra Bond (CBT) Futures	24	September 2024	3,008,250	68,595

				$580,309

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	EUR	4,366	USD	4,703	08/08/2024	$18,831

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,950	12/13/2029	1.537%	1 Day SOFR	Annual	$703,173	$401,609	$301,564

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	3	$(413)	$(449)	$36
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	22	(2,897)	(2,911)	14
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	4	(591)	(513)	(78)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	19	(2,483)	(2,273)	(210)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	20	(2,602)	(2,326)	(276)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	22	$(2,956)	$(2,612)	$(344)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	19	(2,542)	(2,174)	(368)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	16	(2,069)	(1,682)	(387)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	22	(2,956)	(2,528)	(428)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	11	(1,478)	(1,013)	(465)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	2	(296)	(249)	(47)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	112	(14,840)	(8,113)	(6,727)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	12	(1,655)	(1,695)	40
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	14	(1,833)	(1,585)	(248)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	20	(2,660)	(2,102)	(558)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	20	(2,661)	(1,772)	(889)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	20	(2,660)	(1,637)	(1,023)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	119	(15,845)	(9,230)	(6,615)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	272	(36,064)	(27,809)	(8,255)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	164	(21,816)	(10,371)	(11,445)

						$(121,317)	$(83,044)	$(38,273)

*	Termination date
**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $177,761,632 or 24.2% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2024.
(f)	Inverse interest only security.
(g)	IO - Interest Only.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.62% of net assets as of June 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021 - 08/03/2023	$1,094,633	$1,087,513	0.15%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	1,826,626	1,722,114	0.23%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	59,710	55,006	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,787,172	1,669,476	0.23%

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2024.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2024.
(k)	Fair valued by the Adviser.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Non-income producing security.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,500,111 and gross unrealized depreciation of investments was $(50,457,739), resulting in net unrealized depreciation of $(39,957,628).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$262,792,574	$—	$262,792,574
Corporates - Investment Grade	—	157,513,216	—	157,513,216
Mortgage Pass-Throughs	—	153,654,168	—	153,654,168
Collateralized Mortgage Obligations	—	45,113,773	—	45,113,773
Asset-Backed Securities	—	41,857,552	—	41,857,552
Commercial Mortgage-Backed Securities	—	19,951,153	—	19,951,153
Agencies	—	12,917,975	—	12,917,975
Collateralized Loan Obligations	—	11,555,108	—	11,555,108
Inflation-Linked Securities	—	9,398,984	—	9,398,984
Local Governments - US Municipal Bonds	—	5,316,677	—	5,316,677
Emerging Markets - Corporate Bonds	—	5,027,564	—	5,027,564
Corporates - Non-Investment Grade	—	4,988,606	—	4,988,606
Quasi-Sovereigns	—	2,951,858	—	2,951,858
Emerging Markets - Sovereigns	—	706,737	—	706,737
Governments - Sovereign Bonds	—	548,448	—	548,448
Common Stocks	—	—	404,623	404,623
Short-Term Investments:
U.S. Treasury Bills	—	68,487,031	—	68,487,031
Investment Companies	19,799,425	—	—	19,799,425

Total Investments in Securities	19,799,425	802,781,424	404,623	822,985,472
Other Financial Instruments(a):
Assets:
Futures	580,309	—	—	580,309
Forward Currency Exchange Contracts	—	18,831	—	18,831
Centrally Cleared Interest Rate Swaps	—	703,173	—	703,173
Liabilities:
Credit Default Swaps	—	(121,317)	—	(121,317)

Total	$20,379,734	$803,382,111	$404,623	$824,166,468

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2024 is as follows:

Portfolio	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,619	$249,915	$232,735	$19,799	$204